Derivatives and Hedging (Details)	Dec. 31, 2014
Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	67.95%
Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	32.05%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	56.95%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	43.05%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	83.15%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	16.85%